Offsets	Nov. 04, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	WeRide Inc
Form or Filing Type	F-1
File Number	333-291103
Initial Filing Date	Oct. 27, 2025
Fee Offset Claimed	$ 48,913.83
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Ordinary Shares, par value $0.00001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	101,487,500
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 456,693,750.00
Termination / Withdrawal Statement	The registrant previously filed a registration statement on Form F-1 (File No. 333-291103) with the Securities and Exchange Commission on October 27, 2025 (the "Prior Registration Statement"), which registered the issuance and sale of up to 101,487,500 Class A ordinary shares (the "Offering Shares") for a proposed maximum aggregate offering price of $456,693,750.00. A fee of $63,069.41 was previously paid in connection with the registration of the Offering Shares, none of which was sold under the Prior Registration Statement. Pursuant to Rule 457(p), $63,069.41 of the registration fees paid in connection with unsold securities registered under the Prior Registration Statements (the offering of which unsold securities has been terminated) can be applied to registration fees under subsequent registration statements. Pursuant to Rule 457(p), the Offering Shares were carried forward to the registrant's automatic registration statement on Form F-3ASR (File No. 333-291214) filed with the SEC on November 3, 2025, to which this prospectus supplement relates. $48,913.83 of such registration fee previously paid with respect to the Offering Shares will be applied to the Class A ordinary shares registered pursuant to this prospectus supplement. Pursuant to Rule 457(p), $14,155.58 of the registration fees paid in connection with the Prior Registration Statements remain available for future fee offsets.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	WeRide Inc.
Form or Filing Type	F-1
File Number	333-291103
Filing Date	Oct. 27, 2025
Fee Paid with Fee Offset Source	$ 63,069.41